UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period:  5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS LifeCompass 2030 Fund
	Shares	Value ($)
Equity - Equity Funds 74.7%
DWS Capital Growth Fund "Institutional"	62,825	3,626,914
DWS Communications Fund "Institutional"	16,896	325,752
DWS Diversified International Equity Fund "Institutional"	408,976	3,100,038
DWS Dreman International Value Fund "Institutional"	3,230	31,618
DWS Dreman Mid Cap Value Fund "Institutional"	7,422	90,100
DWS Dreman Small Cap Value Fund "Institutional"	38,025	1,486,387
DWS EAFE Equity Index Fund "Institutional"	24,887	337,217
DWS Emerging Markets Equity Fund "Institutional"	117,745	2,274,835
DWS Equity 500 Index Fund "Institutional"	45,728	6,997,752
DWS Global Small Cap Growth Fund "Institutional"	16,303	693,032
DWS Global Thematic Fund "Institutional"	29,528	748,837
DWS Gold & Precious Metals Fund "Institutional"	11,609	257,847
DWS Growth & Income Fund "Institutional"	323,875	5,784,405
DWS Health Care Fund "Institutional"*	35,978	1,045,167
DWS International Fund "Institutional"	54,767	2,562,568
DWS Large Cap Focus Growth Fund "Institutional"*	10,393	334,654
DWS Large Cap Value Fund "Institutional"	130,121	2,446,268
DWS Mid Cap Growth Fund "Institutional"	2,349	38,806
DWS RREEF Global Infrastructure Fund "Institutional"	12,264	129,381
DWS RREEF Global Real Estate Securities Fund "Institutional"	20,975	170,736
DWS RREEF Real Estate Securities Fund "Institutional"	47,030	952,836
DWS S&P 500 Plus Fund "S"	394,941	5,150,031
DWS Small Cap Core Fund "S"	157,284	2,942,784
DWS Small Cap Growth Fund "Institutional"*	44,660	1,110,699
DWS Strategic Value Fund "Institutional"	163,676	5,700,841
DWS Technology Fund "Institutional"	192,828	2,878,927
DWS World Dividend Fund "Institutional"	55,925	1,422,738

Total Equity - Equity Funds (Cost $43,583,528)		52,641,170
Equity - Exchange-Traded Funds 12.6%
iShares MSCI Australia Index Fund	44,960	1,201,331
iShares MSCI Canada Index Fund	38,242	1,258,162
iShares MSCI EAFE Small Cap Index Fund	31,648	1,416,881
iShares MSCI France Index Fund	2,088	58,631
iShares MSCI Germany Index Fund	33,419	907,326
iShares MSCI Japan Index Fund	98,368	1,010,239
iShares MSCI Switzerland Index Fund	1,427	40,470
iShares MSCI United Kingdom Index Fund	158,337	2,954,568

Total Equity - Exchange-Traded Funds (Cost $7,148,680)		8,847,608
Fixed Income - Bond Funds 12.1%
DWS Core Fixed Income Fund "Institutional"	225,694	2,141,835
DWS Enhanced Commodity Strategy Fund "Institutional"*	72,124	337,541
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	66,085	713,060
DWS Enhanced Global Bond Fund "S"	121,139	1,276,804
DWS Floating Rate Plus Fund "Institutional"	15,144	143,264
DWS Global Inflation Plus Fund "Institutional"	66,718	713,886
DWS GNMA Fund "Institutional"	2,214	34,380
DWS High Income Fund "Institutional"	154,759	759,864
DWS Short Duration Plus Fund "Institutional"	29,141	278,010
DWS US Bond Index Fund "Institutional"	198,383	2,136,587

Total Fixed Income - Bond Funds (Cost $8,332,402)		8,535,231
Market Neutral Fund 0.2%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $186,753)	19,308	180,527
Fixed Income - Money Market Fund 1.3%
Central Cash Management Fund (Cost $886,808)	886,808	886,808

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $60,138,171) †	100.9	71,091,344
Other Assets and Liabilities, Net	(0.9)	(634,111)

Net Assets	100.0	70,457,233

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $61,798,071. At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $9,293,273. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,217,497 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,924,224.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$52,641,170	$—	$—	$52,641,170
Exchange-Traded Funds	8,847,608	—	—	8,847,608
Bond Funds	8,535,231	—	—	8,535,231
Market Neutral Fund	180,527	—	—	180,527
Money Market Fund	886,808	—	—	886,808
Total	$71,091,344	$—	$—	$71,091,344

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011